American International Life Assurance
Company of New York
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:               American International Life Assurance
                  Company of New York
                  Variable Account A
                  File Nos. 33-9144, 33-39170 and 33-58502
Gentlemen:

Please note that the filing fee has been remitted under Registration Number 33-9144.

Sincerely,

Edward Bacon /s/
----------------
Director Variable Accounting

American International Life Assurance
Company of New York
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:               American International Life Assurance
                  Company of New York
                  Variable Account A
                  File Nos. 33-9144, 33-39170 and 33-58502

Gentlemen:

I am Associate General Counsel for American International Life Assurance Company of New York (the "Company"), a New York stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account A (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non- assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-9144, 33-39170 and 33-58502.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.


Sincerely,

/s/ Kenneth D. Walma

Kenneth D. Walma
Associate General Counsel

                                Rule 24f-2 Notice
                                       For
                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                         OF NEW YORK VARIABLE ACCOUNT A
                    FILE NOS. 33-9144; 33-39170 AND 33-58502


Fiscal period for which notice is filed                                 12/31/97

Securities registered and unsold at the beginning of the fiscal year           0

Securities registered during this year other than pursuant to Rule 24f-2       0

Sale price of accumulation units sold during fiscal year ending
December 31, 1997                                                  $  75,402,489
Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1997                                                  $  75,402,489

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 1997                                                  $  14,902,142

Total amount upon which fee calculation is based                   $  60,500,347


Fee submitted (.000295)                                            $      17,848








                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT A
                                BY HOWARD GUNTON

                                   /s/ Howard Gunton

                                  HOWARD GUNTON
                SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER